Capital and reserves - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Share capital	€ 27,582	€ 27,551	€ 27,400
Purchase of treasury shares	105,216	28,725	9,022
Granted equity instruments to one licensor	€ 34,153		51,999
Repayment of borrowings		€ 150	620
Bettech Gaming (PTY) LTD | SportTech AG
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Gain on contribution of shares			€ 52,000
Class A shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Shares outstanding | shares	221,390,294	209,092,856	207,794,199				206,848,644
Number of additional shares issue | shares	134,764,900	146,764,900	146,764,900
Common stock par or stated value per share | SFr / shares				SFr 0.1	SFr 0.1	SFr 0.1
Class B shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Shares outstanding | shares	903,670,701	903,670,701	903,670,701				903,670,701
Number of additional shares issue | shares	0	0	0
Common stock par or stated value per share | SFr / shares				SFr 0.01	SFr 0.01	SFr 0.01